5. GROUP STRUCTURE	12 Months Ended
Dec. 31, 2020
Group Structure
GROUP STRUCTURE

NOTE 5: GROUP STRUCTURE

5.1	Corporate reorganizations

The following corporate reorganizations are part of the strategy the Company has been developing since 2017 to attain a simpler and more agile, innovative and flexible organization, allowing it to derive important benefits, a higher operating efficiency, an optimized use of available resources, the streamlining of technical, administrative and financial structures, and the implementation of converging policies, strategies and goals. They also allow the Company to leverage the complementarity among the participating companies, thus reducing costs resulting from the duplication and overlapping of operating and administrative structures.

The following reorganizations were perfected by means of a merger through absorption process, under the terms of tax neutrality pursuant to articles 80 and following of the Income Tax Law, whereby the absorbed companies will be dissolved without liquidation subject to the stipulations of the PMC and the provisions of sections 82 to 87 of Argentine Commercial Companies General Law, the CNV provisions, the BCBA Listing Rules and other provisions, the IGJ provisions and all other applicable legal and regulatory provisions.

In 2019, the Company’s Board of Directors approved the process for the merger through absorption between the Company, as absorbing company, and PEFM, as absorbed company, establishing July 1, 2019 as the actual merger date, as from which all PEFM’s rights and obligations, assets and liabilities were incorporated into the Company’s equity. There was no exchange ratio as the Company directly and indirectly held 100% of PEFM’s capital stock. On October 15, 2019 and February 19, 2020, the respective Shareholders’ Meetings approved the merger process, and the CNV granted its administrative consent, respectively.

In 2020, the Company’s Board of Directors approved the following mergers through absorption between the Company, as absorbing company, and the following companies, as absorbed companies:

(i)	CPB; actual merger date: January 1, 2020.
(ii)	PACOGEN and PHA, establishing April 1, 2020 as the actual merger date, as from which the Company became simultaneously the beneficiary, remainder beneficiary and trustee under the CIESA Trust. On March 24, 2020, the Trustee transferred to PHA all common shares in book-entry form with a face value of $ 1 each and each granting the right to one vote issued by CIESA and held by the CIESA Trust, which represented 40% of CIESA’s capital stock and voting rights. Until all expenses and taxes associated with the transfer of the Trust Estate have been canceled, the CIESA Trust will remain in effect, with the Trustee maintaining such capacity, and the Company will assume all payment obligations for the applicable taxes and expenses resulting from the transfer of the Trust Estate.
(iii)	PP, Transelec, Pampa FPK, Pampa Holding, Pampa Ventures and Pampa QRP; actual merger date: October 1, 2020.

As from the actual merger date, all the rights and obligations, assets and liabilities of the absorbed companies were incorporated into the Company’s equity, without any exchange ratios, as the Company directly and indirectly held 100% of the absorbed companies’ capital stock, with the exception of Pampa Holding, Pampa QRP, Pampa FPK and Pampa Ventures, where the valuation of the underlying asset was taken into consideration to establish the exchange ratio for each company.

These mergers were approved by the respective Extraordinary Shareholders’ Meetings, and their registration with the Public Registry is still pending as this proceeding was affected by the impediments inherent in functioning of enforcement agencies during the COVID-19 pandemic.

5.2	Sale of participations and property, plant and equipment

5.2.1 Sale of interest in Oldelval

On November 2, 2018, the Company entered into an agreement with ExxonMobil Exploration Argentina S.R.L. for the sale of 21% of Oldelval’s capital stock and rights, maintaining the remaining 2.1% interest.

Subsequently, on November 27, 2018, the transaction was closed upon the meeting of the applicable precedent conditions, the purchase price paid by the purchaser amounted to US$ 36.4 million. As a result of the transaction, the Company has recognized a US$ 28 million gain, before taxes.

5.2.2 Sale of the Dock Sud storage terminal

On March 6, 2019, the Company agreed with Raízen Argentina, a licensee of the Shell brand, on the sale, subject to the meeting of certain conditions precedent which are customary for this kind of transactions, of the Dock Sud storage terminal, which tank yard has a total installed capacity of 228 thousand m3.

On March 30, 2019, after the meeting of all precedent conditions, the transfer of the Dock Sud Terminal to the purchaser was completed at a price of US$ 19.5 million, plus US$ 2 million on account of products. The transaction resulted in profits before income tax in the amount of US$ 1 million, which are disclosed in item “Gains/losses on the sale of Property, plant and equipment” under “Other operating income”.

5.3	Assets held for sale, associated liabilities and discontinued operations

As of December 31, 2020, 2019 and 2018, the results for operations associated with the below-detailed sales transactions have been disclosed under “Discontinued operations” in the consolidated statement of comprehensive income.

5.3.1 Divestment of stake in Edenor

On December 28, 2020, the Company entered into with Empresa de Energía del Cono Sur S.A. and Integra Capital S.A., Daniel Eduardo Vila, Mauricio Filiberti and José Luis Manzano (the “Purchaser”) a share purchase agreement whereby it agreed to sell its controlling interest in Edenor through the transfer of all Class A shares representing 51% of the capital stock and voting rights of said company (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to the fulfillment of certain precedent conditions. On February 17, 2021, Pampa’s shareholders meeting was held and the Transaction was approved, remaining outstanding, as of the date of issue of these Consolidated Financial Statements, the approval by the ENRE still being pending.

The sale of the stake in Edenor is part of the Company’s strategic plan aiming to focus investments on its core businesses: continuing expanding the installed capacity for the generation of electricity and the development of unconventional natural gas reserves, specifically, the investments necessary to reach the committed production under the Gas.Ar Plan (see Note 2.3.2.1.2) and the closing to Combined Cycle at CTB (see Note 16.1.3).

The agreed sales price consists of: (i) 21,876,856 Class B shares of Edenor representing 2.41% of the capital stock and voting rights of Edenor (the “Price in Kind”); (ii) US$ 95 million (the “Price in Cash”); and (iii) a contingent payment of 50% of the earnings resulting from a change in control of the Purchaser or Edenor (the “Contingent Payment”), in case this situation takes place within the first year after the Closing, or the term during which the Price Balance (as defined in the following paragraph) is pending settlement, whichever is later.

The Price in Kind was paid upon the execution of the share purchase agreement and the Price in Cash will be paid in 3 installments as follows: (i) the first installment, in the amount of US$ 5 million, upon the execution of the share purchase agreement; (ii) the second installment, in the amount of US$ 50 million, on the Closing date, subject to the fulfillment of certain precedent conditions; and (iii) the third installment, in the amount of US$ 40 million, one year after the Closing date, except in cases of offsetting or prepayment (the “Price Balance”). The Price Balance will accrue interest at a 10% annual nominal fixed rate as from the Closing date, payable on a quarterly basis.

Within the previously described framework and pursuant to IFRS 5, and considering that the Transaction would involve loss of control over the subsidiary, all Edenor’s assets and liabilities have been classified as held for sale as of December 31, 2020 and have been measured at the lower between its fair value, net of costs associated with the sale, if applicable, and its book value, which involved the recognition of an impairment loss for US$ 589 million, which was disclosed together with the results corresponding the Electricity distribution segment under “Discontinued operations” of the statement of comprehensive income.

The Transaction does not include the transfer of Class B shares; therefore, after the Closing, the Company will keep a 4.1% stake in Edenor’s capital stock and voting rights (this stake includes the Price in Kind).

5.3.2 Sale of PELSA shares and certain oil areas

On January 16, 2018, the Company agreed to sell to Vista Oil & Gas S.A.B. de C.V. (“Vista”) its direct 58.88% interest in PELSA and its direct interests in the Entre Lomas, Bajada del Palo, Agua Amarga and Medanito-Jagüel de los Machos blocks, in line with the Company's strategy to focus its investments and human resources both on the expansion of its power generation installed capacity and on the exploration and production of natural gas, placing a special focus on the development and exploitation of unconventional gas reserves.

On April 4, 2018, upon the meeting of all applicable conditions precedent, the transaction was closed. The price paid by Vista, considering the agreed adjustments regarding interests in PELSA, amounted to US$ 389 million. This transaction generated a profit comprehensive income net of taxes in the amount of US$ 30 million, as follows:

12.31.2018
Sale price (2)	270
Book value of assets sold and costs associated with the transaction	(226)
Result for sale	44
Interests (1)	4
Income tax	(22)
Imputed in results	26

Other comprehensive income (loss)
Reclasification exchange differences on translation	6
Income tax	(2)
Imputed in Other comprehensive income	4

Total comprehensive income	30

(1)	Are exposed in "Financial income" in the consolidated statement of comprehensive income related to discontinued operations.

(2)	Sale price recorded as of December 31, 2018 arises from the Consolidated Financial Statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

5.3.3 Sale of assets in the Refining and Distribution segment

On December 7, 2017, the Company executed with Trafigura Ventures B.V and Trafigura Argentina S.A. an agreement for the sale of certain assets in the Company’s refining and distribution segment based on the conviction that the oil refining and distribution business calls for a larger scale to attain sustainability.

The assets subject-matter of the transaction were: (i) the Ricardo Eliçabe refinery; (ii) the Avellaneda lubricants plant; (iii) the Caleta Paula reception and dispatch plant; and (iv) the network of gas stations currently operated under Petrobras branding. The Dock Sud storage facility was excluded from the sale, as well as the Company's investment in Refinería del Norte S.A.

Pursuant to the foregoing, and in relation with the measurement of the assets and liabilities subject to this transaction at the lower of fair value less cost to sell and the carrying value, as of December 31, 2017, the Company recognized an impairment of Intangible assets and Property, plant and equipment in the amount of US$ 28 million.

On May 9, 2018, upon the meeting of all applicable precedent conditions the transaction was subject to, the closing of the sale to Trafigura was carried out. After applying the adjustments stipulated in the purchase and sale agreement, the transaction price amounted to US$ 124.5 million. Furthermore, after the closing of the transaction, Trafigura paid to Pampa US$ 56 million for the purchase of crude oil.

As of December 31, 2018, the closing of the transaction did not generate additional profits or losses, according to the following detail:

12.31.2018
Sale price (1)	28
Book value of assets sold and costs associated with the transaction	(28)
Result for sale	-

(1)	Sale price recorded as of December 31, 2018 arises from the Consolidated Financial Statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

5.3.4 Relevant information on discontinued operations

As of December 31, 2020, 2019 and 2018

	12.31.2020	12.31.2019	12.31.2018
	Distribution of energy	Distribution of energy	Distribution of energy	Oil and gas	Refining and distribution	Eliminations	Total
Revenue	1,085	1,502	1,484	66	422	(90)	1,882
Cost of sales	(926)	(1,225)	(1,136)	(33)	(361)	91	(1,439)
Gross profit	159	277	348	33	61	1	443

Selling expenses	(129)	(122)	(134)	(2)	(33)	-	(169)
Administrative expenses	(64)	(65)	(76)	(1)	(4)	-	(81)
Other operating income	29	19	16	1	6	-	23
Other operating expenses	(25)	(43)	(44)	(6)	(10)	-	(60)
Impairment of property, plant and equipment and intangible assets	(589)	-	-	-	-	-	-
Result from the sale of share of profit and property, plant and equipment	-	-	-	44	-	-	44
Agreement on the regularization of obligations		285	-	-	-	-	-
Operating income (loss)	(619)	351	110	69	20	1	200

Gain on monetary position, net	115	187	226	7	2	(1)	234
Finance income	1	11	11	4	1	-	16
Finance costs	(110)	(112)	(132)	(1)	-	-	(133)
Other financial results	(20)	(62)	(50)	(4)	22	-	(32)
Financial results, net	(14)	24	55	6	25	(1)	85
(loss) Income before income tax	(633)	375	165	75	45	-	285

Income tax	41	(178)	(49)	(26)	(14)	-	(89)
(Loss) Profit of the year from discontinued operations	(592)	197	116	49	31	-	196

	12.31.2020	12.31.2019	12.31.2018
	Distribution of energy	Distribution of energy	Distribution of energy	Oil and gas	Refining and distribution	Eliminations	Total
Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	1	-	-	-	-	-	-
Income tax	-	-	-	(2)	-	-	(2)
Exchange differences on translation	(15)	(15)	-	4	-	-	4
Items that may be reclassified to profit or loss
Exchange differences on translation	(19)	(13)	-	6	-	-	6
Other comprehensive (loss) income of the year from discontinued operations	(33)	(28)	-	8	-	-	8

Total comprehensive (loss) income of the year from discontinued operations	(625)	169	116	57	31	-	204

Total (loss) income of the year from discontinued operations attributable to:
Owners of the company	(499)	98	61	47	31	-	139
Non - controlling interest	(93)	99	55	2	-	-	57
	(592)	197	116	49	31	-	196

Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(517)	84	61	53	31	-	145
Non - controlling interest	(108)	85	55	4	-	-	59
	(625)	169	116	57	31	-	204

As of December 31, 2020, the assets and liabilities that comprise the assets held for sale and associated liabilities are:

12.31.2020
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	1,185
Right-of-use assets	3
Financial assets at amortized cost	3
Trade and other receivables	1
Total non-current assets	1,192

Inventories	22
Financial assets at amortized cost	1
Financial assets at fair value through profit and loss	26
Trade and other receivables	176
Cash and cash equivalents	52
Total current assets	277
Assets classified as held for sale	1,469

LIABILITIES
NON-CURRENT LIABILITIES
Provisions	29
Deferred revenue	17
Deferred tax liabilities	282
Defined benefit plans	9
Salaries and social security payable	4
Borrowings	98
Trade and other payables	81
Total non-current liabilities	520

CURRENT LIABILITIES
Provisions	4
Taxes payables	21
Defined benefit plans	1
Salaries and social security payable	44
Borrowings	2
Trade and other payables	429
Total current liabilities	501
Liabilities associated to assets classified as held for sale	1,021

The consolidated statement of cash flows related to discontinued operations is presented below:

	12.31.2020	12.31.2019	12.31.2018

Net cash generated by operating activities	211	170	224
Net cash used in investing activities	(86)	(86)	(221)
Net cash used in financing activities	(73)	(85)	(13)

Increase (decrease) in cash and cash equivalents from discontinued operations	52	(1)	(10)

Cash and cash equivalents at the begining of the year	9	1	10
Effect of devaluation and inflation on cash and cash equivalents	(8)	9	1
Increase (decrease) in cash and cash equivalents	52	(1)	(10)
Cash and cash equivalents at the end of the year	53	9	1

5.4	Interest in subsidiaries, associates and joint ventures

5.4.1 Subsidiaries information

Unless otherwise indicated, the capital stock of the subsidiaries consists of common shares, each granting the right to one vote. The country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2020	12.31.2019
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Corod	Venezuela	Oil	100.00%	100.00%
CPB (1)	Argentina	Generation	-	100.00%
CPB Energía S.A.	Argentina	Generation	100.00%	100.00%
EcuadorTLC	Ecuador	Oil	100.00%	100.00%
Edenor (2)	Argentina	Distribution of energy	57.12%	56.32%
EISA	Uruguay	Investment	100.00%	-
Enecor S.A.	Argentina	Transportation of electricity	69.99%	69.99%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Trader	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PACOGEN (1)	Argentina	Investment	-	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PHA (1)	Argentina	Investment	-	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
PP (1)	Argentina	Investment	-	100.00%
TGU	Uruguay	Gas transportation	100.00%	100.00%
Transelec (1)	Argentina	Investment	-	100.00%
Trenerec Energía Bolivia S.A. (3)	Bolivia	Investment	-	100.00%
Trenerec S.A.	Ecuador	Investment	100.00%	100.00%

(1)	Merged companies. See Note 5.1.
(2)	Corresponds to effective ownership interest in Edenor after consider treasury shares (55.14% nominal interest). See Note 5.3.1.
(3)	Company liquidated in October 2020.
5.4.2	Investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2020	1	(8)	57	28.50%
OCP	Investment	12.31.2020	100	(27)	73	15.91%
TGS (1)	Transport of gas	12.31.2020	9	39	785	2.093%

Joint ventures
CIESA (1)	Investment	12.31.2020	8	25	401	50.00%
Citelec (2)	Investment	12.31.2020	7	26	171	50.00%
Greenwind	Generation	12.31.2020	-	5	(6)	50.00%
CTB	Investment	12.31.2020	7	129	356	50.00%

(1)	The Company holds a direct and indirect interest of 2.093% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, additionally the Company has an indirect participation of 25.50% in TGS. As of December 31, 2020, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 153,15 and US$ 5.20, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of US$ 399 million.
(2)	Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2020	12.31.2019
Disclosed in non-current assets
Associates
Refinor	19	20
OCP	2	33
TGS	25	21
	46	74
Joint ventures
CIESA	240	235
Citelec	85	88
CTB	178	114
	503	437
	549	511
Disclosed in non-current liabilities

Greenwind (1)	(2)	(4)
	(2)	(4)

(1)	The company receives financial assistance from partners.

The following tables show the breakdown of the result from investments in associates and joint ventures:

	12.31.2020	12.31.2019	12.31.2018
Associates
Oldelval	-	-	3
Refinor	(2)	(3)	(4)
OCP	(5)	21	34
TGS	1	1	-
	(6)	19	33

Joint ventures
CIESA	11	50	75
CTB	64	13	-
Citelec	13	19	21
Greenwind	3	-	(11)
	91	82	85
	85	101	118

The evolution of investments in associates and joint ventures is as follows:

	12.31.2020	12.31.2019	12.31.2018
At the beginning of the year	507	403	315
Compensation	(5)	(16)	-
Dividends	(34)	(75)	(19)
Decreases	-	-	(10)
Increases (1)	3	108	-
Share of profit	85	101	118
Other comprehensive income (loss)	-	-	(1)
Exchange differences on translation	(9)	(14)	-
At the end of the year	547	507	403

(1) In 2020, corresponds to the acquisition of TGS’ shares and in 2019, corresponding mainly to the financial receivable with OCP acquired under the transaction with AGIP (see Note 5.3.6.2) and capital contributions to CTB.

5.4.3 Investment in CIESA-TGS

5.4.3.1 Impairment of non-financial assets in TGS

As regards COVID-19 and the Government measures to contain its spread, TGS has mainly identified the following impacts: (i) delays in collections associated with the natural gas transportation business, where, although a recent improvement has been experienced, it cannot be guaranteed that this situation will be maintained over time, due to the suspension of public utility disconnections for non-payment and the implementation of several measures aiming to sustain the income of the most impacted economic sectors; and (ii) a scenario of high volatility in benchmark international prices for the liquid fuels produced and sold by TGS.

In this sense, TGS has assessed the impairment indicators under IAS 36 and has performed recoverable amount tests on the assets included in Property, plant and equipment. As of December 31, 2020, the assessment of recoverability of the CGU of the Natural Gas Transportation business resulted in the recognition of impairment losses for $ 3,114 million (before taxes).

5.4.3.2 Issuance of Corporate Bonds

TGS General Shareholders' Meeting held on August 15, 2019 approved the extension of TGS´s Corporate Bonds Program from US$ 700 million to US$ 1.2 billion. This extension was authorized on October 9, 2019, by the CNV.

Funds obtained by TGS are applied to: (i) the repurchase of its Class 1 corporate bonds for US$ 87 million; (ii) the cancellation and total redemption of Class 1 CBs for US$ 121 million; and (iii) use the balance of net funds to make investments in capital expenditures in process of execution.

5.4.3.3 Acquisition of own shares in TGS

During fiscal year 2019, TGS’s Board of Directors approved three share buyback programs on March 27, August 26 and November 19, which were executed in accordance with the conditions stipulated in each of them. On defining these programs, the Board of Directors took into consideration TGS’s strong cash position and approved them in view of the distortion existing between TGS’s economic value, measured by its current businesses and derived from ongoing projects, and its stock market listing price.

Own shares acquired by TGS as of October 31, 2019 were destined to the payment of a stock dividend.

On March 6, 2020, TGS’s Board of Directors approved the sixth Share Buyback Program for a maximum investment amount of $ 2,500 million (values effective as of its creation date).

Later on, on August 21, 2020, TGS’s Board of Directors approved a new Share Buyback Program for a maximum investment amount of $ 3,000 million (values effective as of its creation date), which will be effective until March 22, 2021.

5.4.3.4 Acquisition of TGS’s ADRs by the Company

During the fiscal years ended December 31, 2020 and 2019, the Company acquired a total number of 635.380 ADRs and 1,130,365 TGS’s ADRs, at an acquisition cost of US$ 3 million and US$ 8 million, respectively.

5.4.4 Investment in CITELEC

5.4.4.1 Employee Shareholding Program – Transba S.A.

In the year 1997, the Executive Branch of the Province of Buenos Aires awarded 100% of Transba’s Series “A”, “B” and “C” shares to Transener. Series “C” shares were awarded subject to the obligation to transfer them to the Employee Shareholding Program benefiting certain Transba employees, Transener holding 89.99% of Transba’s capital stock.

On June 28, 2019, Transener acquired all the shares under such program. Consequently, Transener holds 99.99% of Transba’s capital stock.

5.4.4.2 Repurchase of own Corporate Bonds - Transener

As of December 31, 2020 Transener’s Corporate Bonds Class 2 amounted to US$ 98.5 million, of which US$ 7 million have been acquired and by Transba. During the month of January 2021, Transba acquired an additional US$ 5.5 million

5.4.4.3 Acquisition of Transener’s CBs by the Company

During the fiscal year ended December 31, 2020, the Company acquired a total of US$ 1.3 million FV of Transener’s 2021 Class 2 CBs.

5.4.5 Investment in CTB

5.4.5.1 Acquisition of CTEB

On May 29, 2019, the Company, through subsidiaries, after filing a joint offer with YPF, received a notification from IEASA whereby were awarded National and International Public Tender No. 02/2019, launched pursuant to SGE Resolution No. 160/19, regarding the sale and transfer by IEASA of CTEB. The acquisition of CTEB also involves the assignment in favor of the awardee of the contractual capacity as trustor under the Enarsa-Barragán Financial Trust, the VRDs of which (excluding the VRDs to be acquired by the awardee) amount to US$ 229 million.

CTEB, which is located at the petrochemical complex of the town of Ensenada, Province of Buenos Aires, consists of two open-cycle gas turbines, and has a 567 MW installed capacity.

The awardee will have to obtain the commissioning of the closing of the combined cycle within a term of 30 months as from the Seventh Amendment to the Trust Agreement’s effective date, thus increasing the installed power capacity to 847 MW, with an estimated investment of US$ 200 million.

Both the open and the closed cycle have effective power purchase agreements with CAMMESA under Resolution No. 220/07 issued by the former SE: the first one, entered into on March 26, 2009 and terminating on April 27, 2022, as amended and modified from time to time, and the second one dated March 26, 2013 for a term of 10 years as from the commercial operation of the combined cycle.

On June 26, 2019, the acquisition by CTB, a company co-controlled by YPF and Pampa, through subsidiaries, of CTEB transferred by IEASA was completed. The acquisition’s relative price was US$ 282 million, an amount which includes the final (cash) amount offered in the Tender and the acquired VRDs’ purchase price, paid with a contribution of US$ 200 million received by CTB, settled in equal parts by its co-controlling companies, and with a loan received by CTB from a bank syndicate of US$ 170 million.

The Power Plant will be managed and operated by Pampa and YPF on a rotational basis over 4-year periods. Pampa will be responsible for managing CTEB’s operations until 2023. And YPF, through its subsidiary YPF Energía Eléctrica S.A., will supervise the necessary works for the closing of the combined cycle.

The following table details the consideration transferred and the fair value of the assets acquired and the liabilities assumed by CTB as of June 26, 2019:

in million US$
Total consideration transferred (1)	(272)
Financial assets at fair value	16
Property, plant and equipment	477
Inventories	8
VRDs	(229)
Fair value of net assets	272

(1)	Includes US$ 53 million for the purchase of the acquired VRDs and considers a US$ 10 million of a price adjustment in favor of CTB.

The fair value of property, plant and equipment items and inventories was calculated considering mainly the depreciated replacement cost of the acquired goods. For this purpose, CTB was assisted by an independent specialist engaged by management.

The replacement cost approach was applied to measure buildings, equipment, installations and works in progress. The methodology applied to determine their fair value entailed:

(i)	the calculation of replacement costs (mainly based on consultations with suppliers and the analysis of specialized publications and information),
(ii)	an estimate of residual values at the end of their useful life (based on the interest generated by the asset at the end of its useful life and the owner’s disposal policy), and
(iii)	the application of deductions for physical, functional and/or economic impairment, if applicable.

The methodology for the determination of the remaining useful life was focused on the analysis of aging, wear and loss of service capacity of the assets resulting from normal use in the activities where they operate.

Regarding the work in progress for the closing of the combined cycle, which will allow a 280 MW rated power capacity increase, an estimate of the work progress’ percentage and the depreciation of the installed equipment was made based on physical inspections and the information supplied by the contracts to complete civil and electromechanical works for the closing of the combined cycle.

Lastly, a comparative sales approach was used to measure lands and vehicles. For this purpose relevant market data was gathered, mainly sales prices of lands in surrounding areas and published sales prices for vehicles.

Additionally, CTB has calculated the weighted present value of future cash flows it expects to receive from the assets to confirm that its fair value does not exceed their recoverable value.

As a result of the described process, CTB has not recorded intangible assets associated with the business acquisition.

5.4.5.2 Financial Trust Agreement

As a result of the award of CTEB’s goodwill, certain amendments were made to the Enarsa-Barragán Financial Trust Agreement entered into between BICE Fideicomisos S.A. (Nación Fideicomisos S.A.’ continuing company), acting as Trustee, and CTB, in its capacity as Trustor substituting IEASA (former ENARSA) (the “Trust Agreement” or the “Trust”).

Under the Trust, on April 25, 2011 publicly traded Series B VRDs for a face value of US$ 582,920,167 were issued. The Trust’s underlying flow is made up of the collection rights resulting from the Power Supply Agreements originally entered into between ENARSA (currently IEASA) and CAMMESA.

On June 26, 2019, date on which the sale of CTEB’s goodwill was perfected, the following operations and contractual amendments were executed:

-       IEASA and BICE Fideicomisos S.A. entered into the fifth amendment to the Trust Agreement, which mainly included the following modifications:

(i)	the flow assignment to the Trust is reduced up to an amount equivalent to debt services plus the Trust expenses monthly disclosed by the Trustee to CAMMESA (previously, 90% of the monthly fixed charge for hired power capacity, for 23,255 US$/MW-month plus VAT, was assigned);
(ii)	a total or partial early redemption option in favor of the Trustor, at the debt’s residual value;
(iii)	the surety timely issued by the National Treasury is canceled; and
(iv)	the endorsement of the insurance against all operating risks in CTEB regarding the loss of benefits in favor of the Trust is required, among others.

-       IEASA assigned its contractual position to CTB through the execution of a Contractual Position Assignment Agreement and, as a result, BICE Fideicomisos S.A. and CTB executed the sixth amendment to the Trust Agreement whereby CTB was incorporated as a Trustor under the Trust Agreement.

-       CTB and IEASA entered into a VRD transfer agreement whereby CTB acquired the outstanding Series B VRDs for a price of US$ 53.5 million (equivalent to 109,628,836 VRDs with a face value of US$ 1 each), thus becoming the holder of such VRDs (the “Trustor’s VRDs”).

On August 22, 2019, CTB and BICE Fideicomisos S.A., entered into the seventh amendment to the Trust Agreement, which incorporated, among others, the following amendments:

(i)	as regards the VRDs: i) the granting of a 24-month grace period (during which only interest will be payable); ii) the modification of the interest rate by the Libor rate plus 6.5%; iii) the determination of principal amortization installments over a 60-month repayment period (to provide constant debt services);
(ii)	the assignment to the Trust of the Steam Turbine Supply Agreement, integrating Collection Rights and the Trust Estate;
(iii)	the obligation to complete CTEB’s closing to combined cycle to be commissioned within a term of 30 months as from the entry into effect of the seventh amendment, establishing that the breach of this obligation will be a ground for the acceleration of the VRDs;
(iv)	the incorporation of additional collection rights for both the open and the closed-cycle Supply Agreements;
(v)	the assignment to the Financial Trust of the collection rights net of VAT for a certain percentage to cover debt services and other items provided for in Section 8.3.1. of the Trust Agreement, stipulating that any remaining balance on each Service Payment Date (pursuant to the definition of this term in the Trust Agreement) will be transferred to the Trustor;
(vi)	establishing the simultaneous collection for collection rights assigned to the Trust and for amounts unassigned under the Supply Agreements (pursuant to the definition of this term in the Trust Agreement);
(vii)	establishing that payments to the Trust should be transferred pari passu, with the same payment priority and in the same kind as under the Syndicated Loan (and any other debt allowed under the Trust);
(viii)	providing that in case CAMMESA pays an amount lower than that which should be settled, the collection rights and the amounts payable to the Trustor will be both reduced proportionately;
(ix)	including provisions stipulating that upon the occurrence of a CAMMESA Event (pursuant to the definition of this term in the Trust Agreement): (i) the Trustor may request funds to meet the Power Plant’s Operating Expenses, and (ii) in case funds received as Collection Rights are insufficient, the payments under the VRDs will be rescheduled;
(x)	including a Limited Recourse against the Trustor (pursuant to the definition of this term in the Trust Agreement) upon the occurrence of certain events;
(xi)	incorporating certain commitments typical of this kind of contracts, such as limitations on the payment of dividends, etc.; and
(xii)	modifying the amount of the Reserve Fund (pursuant to the definition of this term in the Trust Agreement) so that it is equivalent to the amount estimated for the next two services under the VRDs.

In accordance with the commitment undertaken under the Trust Agreement, pursuant to a resolution dated October 24, 2019, the CNV authorized the cancellation of the Trustor’s VRDs, which was effected on October 29, 2019. Consequently, on October 31, 2019, the eighth amendment to the Trust Agreement was entered into in order to include the new payment schedule effective as from such cancellation.

On October 16, 2020, as approved by its Board of Directors on October 2, 2020, CTB, acting in its capacity as trustor under the Enarsa-Barragán Financial Trust Agreement entered into between CTB, BICE Fideicomisos S.A., in its capacity as trustee (the “Trustee”), and CAMMESA, in its capacity as assigned debtor, made a partial early redemption of the VRDs issued under the Enarsa-Barragán Financial Trust for a total amount of US$ 130 million, to be applied to the payment of the amortization installments and deferred interest, also paying the interest accrued as of the redemption date plus accessory expenses. Besides, as a result of the VRDs redemption, CTB and the holders of 100% of the outstanding VRDs agreed on a modification to the VRDs payment schedule. In this respect, CTB has requested the Trustee to cancel the redeemed VRDs, which was effected on December 4, 2020, and to perform all necessary acts and enter into all relevant agreements to make the necessary modifications to the applicable documents.

As of the issuance hereof, total outstanding VRDs (amortization installments plus deferred interest, pursuant to the definition of these terms in the Trust Agreement) amount to US$ 93.7 million.

5.4.5.3 Syndicated loan

On June 25, 2019, in order to partially finance the obligations undertaken as a result of the award and execution of the works for the closing of the combined cycle at CTEB, Citibank, N.A., Banco de Galicia y Buenos Aires S.A.U., Banco Santander Río S.A., HSBC Bank Argentina S.A. and Industrial and Commercial Bank of China (Argentina) S.A., in their capacity as lenders (the “Lenders”), granted a syndicated loan to CTB in the amount of US$ 170 million maturing on June 26, 2022, with US$ 136 million accruing a fixed 10.25% interest rate and US$ 34 million accruing a variable LIBOR rate+6.25.

On June 25, 2019, the Company executed a share pledge agreement in favor of the Lenders. Additionally, on August 22, 2019, YPF and PACOGEN entered into an amendment to the pledge agreement to include VRD holders as beneficiaries.

CTB endorsed the insurance policy, which covers CTEB’s open cycle’s operating risk, so that secured creditors should be the recipients of any payment, compensation and/or damages under such policy.

Additionally, CTB and Citibank, N.A.’s Branch (incorporated in the Republic of Argentina), in its capacity as trustee and sole beneficiary of the lenders, executed a trust assignment security agreement, which includes the assignment of the collection rights assigned to the Trustor for up to 42% of the amount to be settled, which CTB is entitled to collect pursuant to the power purchase agreements, net of added-value tax.

Finally, in order to coordinate the execution of the rights shared by the VRD holders and the Lenders under the Share Pledge Agreement and the endorsement of the policy, on August 22, 2019 BICE Fideicomisos S.A., in its capacity as Trustee under the Enarsa-Barragán Trust, executed with the Lenders an inter-creditor agreement that includes certain commitments regarding the exercise of its rights associated with the distribution of funds collected as a result of the possible execution of the guarantees shared by the VRD holders and the Lenders, and their interests in the payments to be made under such guarantees.

In order to implement the above-mentioned redemption, CTB and the Lenders entered into certain amendments to the terms of the Syndicated Loan Agreement so that the Lenders may allow for the application of CTB’s funds to the early partial redemption of the VRDs without observing the pari passu principle stipulated in such agreement and in the Inter-Creditor Agreement. Additionally, Pampa provided a contingent guarantee in favor of the Lenders under the Syndicated Loan Agreement in consideration of the granting of the above-mentioned modifications.

5.4.5.4 Granted guarantees

As regards the conclusion of the Enarsa-Barragán project and as stipulated in the contract, additionally to what has been described above the following guarantees have been granted:

(i)	Financial Trust: YPF and Pampa jointly guarantee, at 50% each, the timely and proper performance of all payment obligations under the ENARSA-Barragán Financial Trust Agreement in case the closing to combined cycle’s commissioning is not achieved within 30 months as from the effective date of the seventh amendment to the agreement (plus, if applicable, the 3-month extension that may be granted by VRD holders).
(ii)	Syndicated loan: YPF and Pampa jointly guarantee, at 50% each, the timely and proper performance of all payment obligations under the Syndicated Loan Agreement in case the combined cycle’s commissioning is not achieved by December 26, 2021 (extendable for a term of 3 months).

5.4.5.5 Application to enter the public offering system

On July 23, 2020, CTB’s Extraordinary General Shareholders’ Meeting resolved to approve CTB’s application to the CNV to enter the public offering system for the offering of corporate bonds, the creation of a global program of simple corporate bonds non-convertible into shares for up to US$200 million or its equivalent in other currencies or units of value, and the issuance of corporate bonds under such program up to its maximum amount, at any time, to be issued in one or more classes and/or series, which authorization was granted by the CNV on September 24, 2020.

5.4.6 Investment in OCP

The Company, through PEB, has an equity interest in OCP, an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day.

On December 6, 2018, OCP entered into a settlement agreement with the Republic of Ecuador to terminate all claims and legal actions brought by the parties regarding discrepancies with the Ecuadorian Treasury. As a result of the agreement, OCP has recorded profits for US$ 387 million.

For its part, as of December 31, 2018, the Company recognized a profit of US$ 35 million on its 11.42% equity interest in OCP’s results, after recognizing previously unrecognized losses regarding OCP’s negative equity until the execution of the transactional agreement.

On the other hand, on December 5, 2018, and before the execution of the settlement agreement, the Company, through its subsidiary PEB, executed an agreement with Agip Oleoducto de Crudos Pesados BV (“AGIP”) for the purchase of shares representing 4.49% OCP’s capital stock and of the financial credit that AGIP held with respect to the subordinated debt issued by OCP, in consideration of a base price equivalent to US$ 1 (one U.S. dollar).

On June 20, 2019, after meeting of all precedent conditions the transaction was subject to, including the authorization by the Ecuadorian Government, the transaction was closed and registered with the Shareholders’ Registry Book.

Taking into consideration the timeliness of the agreement with AGIP, the closing of the transaction involved the recognition of a profit of US$ 25 million under IAS 28.

The following table details the consideration transferred and the fair value of the assets acquired and the profit recorded by PEB as of June 20, 2019:

in million US$
Acquisition cost (1)	(0.4)
Contingent consideration (2)	(0.1)
Total consideration	(0.5)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities (3)	9.0
Financial credit with OCP	14.2
Dividends to be received	2.5
Assets fair value	25.7
Profit (4)	25.2

(1)	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of US$ 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction.
(2)	Contingent consideration for the reimbursement to AGIP calculated by estimating the probability of collection of the financial receivable with OCP Ltd. prior to its maturity in 2021.
(3)	Calculated based on the present value of expected dividend flows.
(4)	Disclosed under “Share of profit (loss) from associates and joint ventures”

Furthermore, as of December 31, 2019, the Company recorded an impairment loss regarding the 11.42% stake in OCP (before the acquisition of the additional 4.49%) in the amount of US$ 6.7 million in connection with the present value of future cash flows expected to be obtained through the collection of dividends considering the concession term that extends until 2023 and a discount rate of 15.3%.

On April 8, 2020, a Force Majeure event occurred, consisting of the sinking and landslide in the San Rafael sector, on the border of the provinces of Sucumbíos and Napo, Ecuador, which caused the rupture of the “Oleoducto de Crudos Pesados” pipeline, at KP 93 + 469. This event also affected the “SOTE” Trans-Ecuadorian Pipeline System and the Shushufindi-Quito Pipeline. On May 7, 2020, OCP S.A. restarted operations and resumed the provision of the crude oil transportation service after completing the construction of a variant that allowed the restoration of the crude oil pipeline system.

As of December 31, 2020, OCP recorded a total of US$ 33 million as environmental cleanup and remediation costs, of which it expects to recover US$ 13 million from insurance companies. As of the issuance of these Consolidated Financial Statements, OCP has filed the claims with the applicable insurance companies and has received the first disbursement for US$ 2 million.

Additionally, on June 4, 2020, a contract for the implementation of the specific mutual support agreement was entered into between Petroecuador and OCP, which stipulated that the costs incurred in mitigating and remediating the social and environmental effects resulting from the Force Majeure event would be reimbursed by the other party proportionately to the spilled hydrocarbon volumes. To such effect, the Agency for the Regulation and Control of Energy and Non-Renewable Natural Resources established a 43% percentage for OCP.

The Company has performed recoverable amount tests for its investment in OCP as of December 31, 2020, considering the present value of the future cash flows it expects to obtain through the collection of dividends during the concession term, which extends until 2023, and a 15.01% discount rate, generating recognition of a US$ 0.1 million reversal in the recognized impairment loss.

Contingent liabilities in OCP

On January 16, 2020, OCP was served notice of an arbitration claim filed by Oxy Oleoducto SOP LLC (Oxy) requesting a compensation. On March 9, 2020, OCP S.A. answered the notice by rejecting the claims and filing a counterclaim. On November 24, 2020, Oxy and OCP entered into an agreement terminating, effective December 1, 2020 and by means of a joint waiver, the arbitration proceeding heard before the International Centre for Settlement of Investment Disputes regarding the Transportation Agreement known as ISTA.

Furthermore, upon the occurrence of the described Force Majeure event, several organizations and natural persons filed a constitutional protection complaint against OCP, as well as the Ministry of Energy, the Ministry of the Environment and Water, Petroecuador and the Ministry of Health, alleging the infringement of several constitutional rights. The safeguard action has been disallowed in the first instance by Orellana’s Provincial Court of Justice. As of the issuance of these Consolidated Financial Statements, this proceeding is pending resolution. Even though there is a low probability that this claim will be upheld, a second-instance judgment may only make a declaration of constitutional rights, which would not involve the recognition of any economic value.

5.5      OPERATIONS IN OIL AND GAS CONSORTIUMS

5.5.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

According to Law No.17,319, royalties equivalent to 12% of the wellhead price of crude oil and natural gas are paid in Argentina. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.5.2 Oil and gas participation details

As of December 31, 2019, the Company and associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation			Duration Up To
Name	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.43% and 33.07%	-	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	-	PAMPA	2053
El Mangrullo	Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	-	Tecpetrol	2027
El Tordillo	Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe	Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento	Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro	Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (1)	Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda	Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	-	YPF	2052
Chirete	Salta	50.00%	-	High Luck Group Limited	2020/2045

Foreign (2)
Oritupano - Leona	Venezuela	-	22.00%	PDVSA	2025
Acema	Venezuela	-	34.49%	PDVSA	2025
La Concepción	Venezuela	-	36.00%	PDVSA	2025
Mata	Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este (3)	Neuquén	42.50%	-	PAMPA	2019
Río Atuel	Mendoza	33.33%	-	Petrolera El Trebol	2020
Borde del Limay (1)	Neuquén	85.00%	-	PAMPA	2015
Los Vértices (1)	Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte	Neuquén	90.00%	-	PAMPA	2023

(1)	In the process of being transferred to GyP
(2)	Corresponding to the following stakes: 22% in Petroritupano S.A., 36% in Petrowayú S.A., 34.49% in Petroven-Bras S.A. and 34.49% in Petrokariña S.A (Venezuelan mixed companies) regulating the exploitation of the Oritupano Leona, La Concepción, Acema and Mata blocks, respectively, and incorporated as a result of the purchase of Petrobras Participaciones S.L.’s capital stock in July 2016, without obtaining the Venezuelan Government’s authorizations regarding the change of indirect control. The Company has expressed to the Venezuelan Government authorities its willingness to negotiate the transfer of its shares to Corporación Venezolana de Petróleo S.A.
(3)	In the process of requesting appraisal.

5.5.3 New concessions and changes in oil and gas participations

5.5.3.1 Parva Negra Area

The exploration license for Parva Negra Este, an area located in the Province of Neuquén granted under concession to GyP and operated by Pampa since April 2014 for a term of 4 years, expired in the month of April 2018. As the original agreement had stipulated the possibility to extend it for a year, GyP requested such extension in due time and manner.

Upon the expiration of the exploration license’s extension in the month of April 2019, on March 29, 2019 GyP requested that the block should be classified as an evaluation block for a 3-year period.

5.5.3.2 Las Tacanas Norte area

On January 4, 2019, with the publication in the BO of Executive Order No. 2315/18 passed by the Executive Branch of the Province of Neuquén, this exploratory agreement, effective for a term of 4 years, entered into force. Pampa is the operator of Las Tacanas Norte area with a 90% interest, and GyP is the permit holder with a 10% interest.

The block has a 120 km2 surface and is adjacent to El Mangrullo block, which is currently operated by the Company. The accepted offer consists of a perforation of up to 8 wells with the objective toward Vaca Muerta formation, and other exploratory studies.

5.5.3.3 Río Atuel

As a result of the delay in the approval of the drilling project filed on December 19, 2018, Petrolera el Trebol, the area operator, on June 19, 2019 requested, to the applicable authorities, for the suspension of the term of the second exploratory period in progress. On June 7, 2019, the approval of the drilling project was obtained. On June 19, 2019, the suspension of the second exploration period requested was established by the relevant authorities, determining December 7, 2019 as the new expiration date.

Subsequently, upon operator´s request, on November 11, 2019, the Hydrocarbons Department granted a 12-months term extension, effective as from December 18, 2019, for the third exploratory period. In this same administrative decision, the applicable authority accepted the 50% reversal of the area.

5.5.3.4 Chirete

After the discovery of oil in late 2018, on February 22, 2019 the applicable authorities granted a 12-months term extension, effective as from November 18, 2018, for the third exploratory period. Since the field discovered in this block turned out to be commercially exploitable, on April 26, 2019 an application was filed for the granting of a hydrocarbon exploitation concession over the “Los Blancos” block, with a 95-km2 surface, and on April 30, 2019 a three-year extension of the third exploratory period for the permit’s remaining area was requested. which had been extended for 12 months from November 18, 2018.

On October 13, 2020, the Province of Salta issued Executive Order No. 662/20 granting an exploitation concession over Los Blancos block to the companies “Pampa Energía” and “High Luck Group Limited” for a term of 25 years as from its publication date.

In turn, the Executive Order establishes an Investment Plan in this lot for a total amount of US$57 million for the 2020-2024 period. Additionally, this Executive Order provides for the relinquishment of the remaining area of the Chirete block, which totals 801 square kilometers.

5.5.3.5 Anticlinal Campamento

On December 1, 2010, YPF, owner of the exploitation concession over the block, organized on December 1, 2010, a Joint Venture for the drilling of 9 wells, in which the company has a 15% interest. On August 1, 2019, the concession over the “Anticlinal Campamento” block was transferred from YPF to Oilstone Energía S.A, including the transfer of operations and agreements thus remaining unchanged Pampa´s participation in the Anticlinal Campamento.

5.5.3.6 Sierra Chata

On December 27, 2019, through Decree 129/19, the province of Neuquén has approved the assignment of Total Austral´s participation to Mobil Argentina SA, resulting in a Mobil participation of 54.4477% in the area.

5.5.3.7 El Tordillo – La Tapera / Puesto Quiroga

On May 21, 2020, the Partners and the Province of Chubut signed a Memorandum of Understanding extending compliance commitments until June 30, 2021. The block is operated by Tecpetrol and the Company has a 35.6706% stake.

5.6 Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2020, 2019 and 2018:

	12.31.2020	12.31.2019	12.31.2018

At the beginning of the year	33	19	12
Increases	24	30	8
Transferred to development	(7)	(11)	-
Loss of the year	-	(5)	(1)
At the end of the year	50	33	19

Number of wells at the end of the year	12	9	7

5.7 Termination of the Participation Agreements in Ecuador

Pursuant to a resolution dated November 25, 2010, the Secretariat of Hydrocarbons notified EcuadorTLC of the termination of the Participation Agreements in Block 18 and in Campo Unificado Palo Azul, the Ecuadorian Government being under a duty to compensate contractors for an amount equivalent to unamortized investments, adjusted at an annual interest rate appropriate for this type of projects in Ecuador, and establishing a term for the Company and the Ecuadorian Government to reach a settlement regarding the agreement.

After bringing several administrative and judicial proceedings, not having reached an agreement with the Ecuadorian government, EcuadorTLC, Cayman International Exploration Company and Teikoku Oil Ecuador, members of the joint operation, presented, on February 26, 2014 the request for arbitration against Ecuador and EP Petroecuador under the arbitration Rules of the United Nations Commission on International Trade Law.

On January 16, 2018 the Arbitration Court issued the Award, which determined a Settlement Value of US$ 176 million for EcuadorTLC based on its interest in the Block.

As regards the Arbitration proceeding, on March 19, 2018, the Republic of Ecuador and the Plaintiff Partners entered into an agreement whereby the Plaintiff Partners agreed not to request the collection of the Award in consideration of the award of consequential damages, which for EcuadorTLC consisted of: (i) the release from tax and labor claims in dispute in the amount of US$132 million, and (ii) the collection of US$54 million. Additionally, the parties agreed that EcuadorTLC would be the sole beneficiary of the collection of the amount of US$ 9 million corresponding to a commitment undertaken by Petromanabí (a partner of the Block 18 Consortium but not a petitioner). The associated receivable has not been recognized in view of its contingent nature (see Note 15.6).

As a result of the agreement, the Company recognized net income in the amount of US$ 40 million as of December 31, 2018, which was made up as follows: i) US$ 133 million income as compensation for consequential damages after the write-off of the receivable on account of unamortized investments in the amount of US$ 53 million recoverable from the Ecuadorian Government, and ii) a US$ 93 million loss associated with the agreement to the terms of the tax claims assigned to EcuadorTLC pursuant to the agreement.

During 2018, EcuadorTLC collected the agreed amount and waived (without this implying an admission of facts or rights) the proceedings brought in the Ecuadorian Internal Revenue System Claims, and the Ecuadorian Government has made the withholding to cancel all tax debts. On September 20, 2019, through an official letter issued by the Ministry of Labor, EcuadorTLC was notified of the payment on employee participation profits from 2002 to 2010, to the former consortium workers.